CALAMOS® FAMILY OF FUNDS

Supplement dated November 13, 2014 to the

CALAMOS® FAMILY OF FUNDS Prospectuses for

Class A, B and C and Class I and R, both dated March 1, 2014,

as amended on April 30, 2014 and the Statement of Additional Information,

dated March 1, 2014, as amended on April 30, 2014

The following table replaces the table listing the Growth Fund’s portfolio managers in its entirety on page 6 of the Class A, B and C Prospectus, and on page 6 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	1.5 years	EVP, Global Co-CIO
Nick Niziolek	1 year	SVP, Co-Portfolio Manager, Co-Head of Research
Jon Vacko	10 years	SVP, Co-Portfolio Manager, Co-Head of Research
Dennis Cogan	1 year	SVP, Co-Portfolio Manager
John Hillenbrand	10 years	SVP, Co-Portfolio Manager
David Kalis	since November 13, 2014	SVP, Co-Portfolio Manager
Steve Klouda	10 years	SVP, Co-Portfolio Manager

The following table replaces the table listing the Focus Growth Fund’s portfolio managers in its entirety on page 14 of the Class A, B and C Prospectus, and on page 14 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	1.5 years	EVP, Global Co-CIO
Nick Niziolek	1 year	SVP, Co-Portfolio Manager, Co-Head of Research
Jon Vacko	since Fund’s inception	SVP, Co-Portfolio Manager, Co-Head of Research
Dennis Cogan	1 year	SVP, Co-Portfolio Manager
John Hillenbrand	since Fund’s inception	SVP, Co-Portfolio Manager
David Kalis	since November 13, 2014	SVP, Co-Portfolio Manager
Steve Klouda	since Fund’s inception	SVP, Co-Portfolio Manager

The following table replaces the table listing the Mid Cap Growth Fund’s portfolio managers in its entirety on page 67 of the Class A, B and C Prospectus, and on page 66 of the Class I and R Prospectus:

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	since Fund’s inception	EVP, Global Co-CIO
Nick Niziolek	since Fund’s inception	SVP, Co-Portfolio Manager, Co-Head of Research
Jon Vacko	since Fund’s inception	SVP, Co-Portfolio Manager, Co-Head of Research
Dennis Cogan	since Fund’s inception	SVP, Co-Portfolio Manager
John Hillenbrand	since Fund’s inception	SVP, Co-Portfolio Manager
David Kalis	since November 13, 2014	SVP, Co-Portfolio Manager
Steve Klouda	since Fund’s inception	SVP, Co-Portfolio Manager

MFSPT4 11/14

The following tables replace the tables in the section titled “NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE AS OF OCTOBER 31, 2013” beginning on page 44 of the Statement of Additional Information:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
John P. Calamos Sr.	25	21,948,608,473	9	1,515,303,502	2,014	3,429,331,234
Gary D. Black	25	21,948,608,473	10	1,544,295,915	2,014	3,429,331,234
John Hillenbrand	20	18,478,813,675	9	1,515,303,502	2,014	3,429,331,234
Steve Klouda	20	18,478,813,675	9	1,515,303,502	2,014	3,429,331,234
Jon Vacko	18	18,045,911,858	8	1,503,271,030	2,014	3,429,331,234
Dennis Cogan	18	18,045,911,858	8	1,503,271,030	2,014	3,429,331,234
Nick Niziolek	18	18,045,911,858	8	1,503,271,030	2,014	3,429,331,234
Eli Pars (1)	10	11,520,058,232	1	130,334,094	2,014	3,429,331,234
Jeremy Hughes	7	6,599,296,612	1	12,032,472	0	—
Christopher Langs	7	6,599,296,612	1	12,032,472	0	—
Brendan Maher	2	3,278,598,115	1	28,992,412	0	—
Jeff Miller	2	143,437,189	0	—	2	1,578,510
Ariel Fromer	2	143,437,189	0	—	2	1,578,510
Tammy Miller	2	143,437,189	0	—	2	1,578,510
Jason Hill	1	3,232,421,339	0	—	2,014	3,429,331,234
David Kalis (2)	1	47,759,494	0	—	2,014	3,429,331,234
Michael Roesler (3)	0	—	0	—	0	—
Naveen Yalamanchi	1	46,176,776	1	28,992,412	0	—
Himanshu Sheth	1	46,176,776	1	28,992,412	0	—
Daniel Fu	1	46,176,776	1	28,992,412	0	—
Matthew Wolfson (4)	0	—	0	—	0	—

As of October 31, 2013, the accounts listed below include an advisory fee that is based on performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
John P. Calamos Sr.	3	1,354,547,241	0	—	0	—
Gary D. Black	3	1,354,547,241	1	28,992,412	0	—
John Hillenbrand	3	1,354,547,241	0	—	0	—
Steve Klouda	3	1,354,547,241	0	—	0	—
Jon Vacko	3	1,354,547,241	0	—	0	—
Dennis Cogan	3	1,354,547,241	0	—	0	—
Nick Niziolek	3	1,354,547,241	0	—	0	—
Eli Pars (1)	0	—	0	—	0	—
Jeremy Hughes	0	—	0	—	0	—
Christopher Langs	0	—	0	—	0	—
Brendan Maher	0	—	1	28,992,412	0	—
Jeff Miller	0	—	0	—	0	—
Ariel Fromer	0	—	0	—	0	—
Tammy Miller	0	—	0	—	0	—
Jason Hill	0	—	0	—	0	—
David Kalis (2)	0	—	0	—	0	—
Michael Roesler (3)	0	—	0	—	0	—
Naveen Yalamanchi	0	—	1	28,992,412	0	—
Himanshu Sheth	0	—	1	28,992,412	0	—

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
Daniel Fu	0	—	1	28,992,412	0	—
Matthew Wolfson (4)	0	—	0	—	0	—

(1)	Eli Pars is added to Evolving World Growth Fund, Total Return Bond Fund and High Income Fund as of March 1, 2014. Mr. Pars is added to Market Neutral Income Fund as of June 26, 2014.
(2)	David Kalis is added to Growth Fund, Focus Growth Fund, and Mid Cap Growth Fund as of November 13, 2014.
(3)	Michael Roesler is added to Discovery Growth Fund as of March 1, 2014.
(4)	Matthew Wolfson is added to Long/Short Fund as of May 19, 2014.

Please retain this supplement for future reference.